Average Annual Total Returns (American Growth Trust)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Total Returns
One Year	15.06%
Five Year	2.29%
Ten Year	1.41%
Series I, American Growth Trust
Average Annual Total Returns
One Year	18.24%
Five Year	2.40%
Ten Year	2.04%
Date of Inception	Jul. 09, 2003
Series II, American Growth Trust
Average Annual Total Returns
One Year	18.14%
Five Year	2.26%
Ten Year	1.89%
Date of Inception	May 05, 2003
Series III, American Growth Trust
Average Annual Total Returns
One Year	18.69%
Five Year	2.65%
Ten Year	2.20%
Date of Inception	Jan. 02, 2008